John Hancock
Retirement Income 2040 Fund
Quarterly portfolio holdings 3/31/2022

Fund’s investments
As of 3-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 52.0%				$12,180,466
(Cost $12,700,460)
U.S. Government 52.0%				12,180,466
U.S. Treasury
Bond	1.375	11-15-40	385,000	314,753
Bond	3.500	02-15-39	494,000	565,977
Bond	3.875	08-15-40	320,000	382,225
Bond	4.250	05-15-39	280,000	350,623
Bond	4.250	11-15-40	230,000	287,446
Bond	4.375	02-15-38	336,000	425,053
Bond	4.375	11-15-39	555,000	705,522
Bond	4.500	02-15-36	1,060,000	1,341,272
Bond	4.500	05-15-38	740,000	949,570
Bond	4.625	02-15-40	115,000	150,677
Bond	4.750	02-15-37	545,000	711,055
Bond	5.000	05-15-37	475,000	635,498
Bond	5.375	02-15-31	310,000	385,211
Bond	5.500	08-15-28	275,000	324,199
Bond	6.125	08-15-29	25,000	31,287
Bond	6.250	05-15-30	6,000	7,718
Bond	6.500	11-15-26	70,000	82,214
Bond	6.625	02-15-27	135,000	160,439
Note	0.125	03-31-23	100,000	98,441
Note	0.125	07-15-23	16,000	15,617
Note	0.125	12-15-23	155,000	149,527
Note	0.250	10-31-25	80,000	73,759
Note	0.375	12-31-25	50,000	46,170
Note	0.375	09-30-27	230,000	205,338
Note	0.500	03-31-25	70,000	65,945
Note	0.625	12-31-27	115,000	103,684
Note	0.625	08-15-30	25,000	21,715
Note	0.750	01-31-28	130,000	117,924
Note	1.000	12-15-24	110,000	105,712
Note	1.125	03-15-25	215,000	207,021
Note	1.125	02-15-31	495,000	446,950
Note	1.500	01-15-23	50,000	49,994
Note	1.500	11-30-24	155,000	150,992
Note	1.625	08-15-29	145,000	137,506
Note	1.750	12-31-26	280,000	270,922
Note	1.750	11-15-29	230,000	220,063
Note	1.875	06-30-26	185,000	180,317
Note	2.000	02-15-25	320,000	315,500
Note	2.250	12-31-23	450,000	449,930
Note	2.250	03-31-26	45,000	44,527
Note	2.250	11-15-27	135,000	133,444
Note	2.625	02-15-29	180,000	182,166
Note	2.750	02-15-24	330,000	332,527
Note	2.750	02-15-28	125,000	126,934
Note	2.875	11-30-25	50,000	50,586

Note	2.875	05-15-28	65,000	66,516
2	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 33.6%				$7,862,852
(Cost $7,723,651)
Communication services 4.5%				1,058,362
Diversified telecommunication services 1.3%
AT&T, Inc.	2.550	12-01-33	97,000	86,179
AT&T, Inc.	4.500	05-15-35	90,000	95,342
AT&T, Inc.	5.350	09-01-40	50,000	57,212
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	72,757
Entertainment 0.4%
Activision Blizzard, Inc.	1.350	09-15-30	90,000	78,012
Media 2.5%
Charter Communications Operating LLC	5.375	04-01-38	75,000	77,037
Charter Communications Operating LLC	6.384	10-23-35	80,000	90,379
Comcast Corp.	4.250	01-15-33	130,000	140,414
Comcast Corp.	6.500	11-15-35	55,000	71,102
Comcast Corp.	7.050	03-15-33	75,000	97,934
Paramount Global	5.500	05-15-33	105,000	115,915
Wireless telecommunication services 0.3%
T-Mobile USA, Inc.	3.000	02-15-41	90,000	76,079
Consumer discretionary 2.0%				471,408
Auto components 0.3%
Magna International, Inc.	2.450	06-15-30	65,000	59,884
Automobiles 0.3%
General Motors Company	6.600	04-01-36	55,000	63,871
Hotels, restaurants and leisure 0.6%
Expedia Group, Inc.	3.250	02-15-30	80,000	76,150
McDonald’s Corp.	6.300	03-01-38	60,000	76,331
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	4.800	12-05-34	50,000	57,459
eBay, Inc.	3.450	08-01-24	70,000	70,861
Specialty retail 0.3%
Lowe’s Companies, Inc.	5.000	04-15-40	60,000	66,852
Consumer staples 2.0%				474,140
Beverages 1.4%
Anheuser-Busch Companies LLC	4.700	02-01-36	85,000	91,164
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	51,710
Diageo Capital PLC	2.000	04-29-30	100,000	91,185
PepsiCo, Inc.	1.625	05-01-30	100,000	89,910
Food and staples retailing 0.4%
Costco Wholesale Corp.	1.750	04-20-32	100,000	88,561
Household products 0.2%
The Procter & Gamble Company	3.550	03-25-40	60,000	61,610
Energy 4.0%				932,240
Oil, gas and consumable fuels 4.0%
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	53,772
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	65,121
ConocoPhillips	5.900	10-15-32	80,000	96,666
Energy Transfer LP	3.900	07-15-26	60,000	60,322
Energy Transfer LP	6.050	06-01-41	50,000	55,497
Energy Transfer LP	7.500	07-01-38	45,000	55,455
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EOG Resources, Inc.	3.900	04-01-35	85,000	$87,265
Exxon Mobil Corp.	3.043	03-01-26	55,000	55,507
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	85,508
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	53,113
Shell International Finance BV	4.125	05-11-35	55,000	58,132
Suncor Energy, Inc.	5.950	05-15-35	50,000	58,385
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	90,699
Valero Energy Corp.	7.500	04-15-32	45,000	56,798
Financials 5.4%				1,260,904
Banks 2.8%
Bank of Montreal (3.803% to 12-15-27, then 5 Year U.S. Swap Rate + 1.432%)	3.803	12-15-32	110,000	108,704
Citigroup, Inc.	6.000	10-31-33	85,000	98,695
Citigroup, Inc.	6.625	06-15-32	80,000	96,679
HSBC Holdings PLC	7.625	05-17-32	75,000	95,167
JPMorgan Chase & Co.	5.500	10-15-40	80,000	96,012
JPMorgan Chase & Co.	6.400	05-15-38	60,000	78,217
U.S. Bancorp	2.950	07-15-22	70,000	70,251
Capital markets 1.1%
Morgan Stanley	3.125	07-27-26	100,000	99,137
Morgan Stanley	7.250	04-01-32	70,000	89,954
S&P Global, Inc.	1.250	08-15-30	90,000	77,541
Insurance 1.5%
American International Group, Inc.	3.875	01-15-35	95,000	96,803
Lincoln National Corp.	3.800	03-01-28	50,000	50,563
MetLife, Inc.	6.500	12-15-32	50,000	62,236
Prudential Financial, Inc.	3.905	12-07-47	63,000	62,790
The Travelers Companies, Inc.	6.750	06-20-36	60,000	78,155
Health care 3.9%				908,615
Biotechnology 1.6%
AbbVie, Inc.	4.500	05-14-35	60,000	64,398
AbbVie, Inc.	4.550	03-15-35	90,000	96,616
Amgen, Inc.	2.000	01-15-32	80,000	70,888
Biogen, Inc.	2.250	05-01-30	100,000	89,975
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	53,551
Health care providers and services 1.1%
CVS Health Corp.	4.780	03-25-38	100,000	109,284
CVS Health Corp.	4.875	07-20-35	65,000	71,359
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	67,053
Pharmaceuticals 1.2%
Johnson & Johnson	4.375	12-05-33	85,000	95,710
Merck & Company, Inc.	3.900	03-07-39	60,000	63,748
Pfizer, Inc.	3.400	05-15-24	55,000	56,091
Wyeth LLC	5.950	04-01-37	55,000	69,942
Industrials 2.8%				660,274
Aerospace and defense 1.1%
Lockheed Martin Corp.	4.500	05-15-36	60,000	66,204
Raytheon Technologies Corp.	4.450	11-16-38	50,000	54,226
The Boeing Company	2.950	02-01-30	60,000	55,594
The Boeing Company	3.600	05-01-34	80,000	74,619
4	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Air freight and logistics 0.2%
FedEx Corp.	4.900	01-15-34	50,000	$55,196
Building products 0.4%
Johnson Controls International PLC	2.000	09-16-31	95,000	83,391
Industrial conglomerates 0.2%
General Electric Company	6.750	03-15-32	38,000	47,870
Road and rail 0.6%
Canadian Pacific Railway Company	2.050	03-05-30	95,000	87,024
CSX Corp.	6.000	10-01-36	45,000	55,051
Trading companies and distributors 0.3%
GATX Corp.	4.000	06-30-30	80,000	81,099
Information technology 3.1%				713,582
Communications equipment 0.4%
Motorola Solutions, Inc.	2.750	05-24-31	90,000	81,430
IT services 0.3%
Fidelity National Information Services, Inc.	2.250	03-01-31	70,000	61,898
Semiconductors and semiconductor equipment 0.9%
Broadcom, Inc.	4.300	11-15-32	80,000	81,181
Micron Technology, Inc.	4.663	02-15-30	65,000	67,933
NVIDIA Corp.	2.850	04-01-30	65,000	63,952
Software 1.1%
Microsoft Corp.	2.525	06-01-50	22,000	18,997
Microsoft Corp.	3.500	02-12-35	65,000	68,083
Microsoft Corp.	4.100	02-06-37	38,000	42,067
Microsoft Corp.	4.200	11-03-35	55,000	61,393
ServiceNow, Inc.	1.400	09-01-30	75,000	63,741
Technology hardware, storage and peripherals 0.4%
Dell International LLC	6.020	06-15-26	95,000	102,907
Materials 1.9%				441,447
Chemicals 0.8%
Ecolab, Inc.	2.125	02-01-32	75,000	68,588
Linde, Inc.	3.200	01-30-26	45,000	45,246
The Dow Chemical Company	2.100	11-15-30	75,000	67,475
Containers and packaging 0.3%
International Paper Company	7.300	11-15-39	50,000	65,869
Metals and mining 0.5%
Newmont Corp.	2.250	10-01-30	70,000	63,975
Rio Tinto Alcan, Inc.	5.750	06-01-35	50,000	60,442
Paper and forest products 0.3%
Georgia-Pacific LLC	8.875	05-15-31	50,000	69,852
Real estate 1.4%				323,905
Equity real estate investment trusts 1.4%
Crown Castle International Corp.	4.300	02-15-29	120,000	123,266
Duke Realty LP	1.750	07-01-30	70,000	61,219
Equinix, Inc.	2.150	07-15-30	85,000	74,389
Regency Centers LP	3.700	06-15-30	65,000	65,031
Utilities 2.6%				617,975
Electric utilities 2.2%
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	91,208
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Florida Power & Light Company	5.950	02-01-38	60,000	$75,588
MidAmerican Energy Company	5.750	11-01-35	70,000	82,920
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	53,207
PacifiCorp	5.250	06-15-35	55,000	62,103
Virginia Electric & Power Company	6.350	11-30-37	85,000	108,872
Xcel Energy, Inc.	6.500	07-01-36	45,000	56,601
Multi-utilities 0.4%
CenterPoint Energy, Inc.	4.250	11-01-28	15,000	15,423
Dominion Energy, Inc.	6.300	03-15-33	60,000	72,053

	Shares	Value
Affiliated investment companies (A) 13.7%		$3,204,933
(Cost $2,963,607)
Equity 13.7%		3,204,933
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	261,841	3,204,933

	Yield (%)	Shares	Value
Short-term investments 0.2%			$60,011
(Cost $60,011)
Short-term funds 0.2%			60,011
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.3058(C)	60,011	60,011

Total investments (Cost $23,447,729) 99.5%	$23,308,262
Other assets and liabilities, net 0.5%	110,389
Total net assets 100.0%	$23,418,651

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-22.
6	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2022, by major security category or type:
	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$12,180,466	—	$12,180,466	—
Corporate bonds	7,862,852	—	7,862,852	—
Affiliated investment companies	3,204,933	$3,204,933	—	—
Short-term investments	60,011	60,011	—	—
Total investments in securities	$23,308,262	$3,264,944	$20,043,318	—
Investment in affiliated underlying funds. The fund invests in an affiliated underlying fund that is managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying fund for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of the underlying fund’s net assets.
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	261,841	$3,225,880	$178,370	$(2,124)	$(93)	$(197,100)	—	—	$3,204,933
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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